UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-21979

Nuveen Investment Trust V

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: September 30

Date of reporting period: December 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments December 31, 2013 (Unaudited)

Nuveen Preferred Securities Fund

Shares	Description (1)	Coupon	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 97.7%

	$25 PAR (OR SIMILAR) RETAIL STRUCTURES – 29.8%

	Capital Markets – 0.8%

54,179	Deutsche Bank Capital Funding Trust VIII	6.375%	BBB–	$1,313,299

326,300	Goldman Sachs Group, Inc.	5.500%	BB+	7,273,227
	Total Capital Markets			8,586,526

	Commercial Banks – 6.2%

112,951	City National Corporation, (3)	6.750%	Baa2	2,968,352

158,300	Fifth Third Bancorp., (3)	6.625%	BBB–	3,952,751

842,913	Morgan Stanley	7.125%	BB+	22,033,746

544,213	PNC Financial Services	6.125%	BBB	13,741,378

150,000	Private Bancorp Incorporated	7.125%	N/R	3,570,000

121,670	Regions Financial Corporation	6.375%	BB	2,694,991

275,600	Texas Capital Bancshares Inc.	6.500%	BB	5,897,840

50,000	U.S. Bancorp	6.500%	BBB+	1,315,000

227,830	Wells Fargo & Company	5.850%	BBB+	5,369,953

38,684	Wells Fargo & Company, (3)	6.625%	BBB+	994,953

250,000	Zions Bancorporation	6.300%	BB	5,822,500
	Total Commercial Banks			68,361,464

	Consumer Finance – 0.5%

210,053	Discover Financial Services	6.500%	BB	4,839,621

	Diversified Financial Services – 6.8%

147,753	Citigroup Inc.	8.125%	BB+	4,210,961

668,517	Citigroup Inc.	7.125%	BB+	17,341,331

741,887	Countrywide Capital Trust III	7.000%	BB+	18,806,835

698,155	ING Groep N.V.	7.375%	BBB–	17,733,137

399,112	ING Groep N.V.	7.200%	BBB–	10,137,445

83,482	ING Groep N.V.	7.050%	BBB–	2,102,912

134,010	ING Groep N.V.	6.375%	BBB–	3,176,037

18,031	ING Groep N.V.	6.200%	BBB–	422,827

52,681	ING Groep N.V.	6.125%	BBB–	1,219,565
	Total Diversified Financial Services			75,151,050

	Food Products – 1.3%

490,000	CHS Inc.	7.875%	N/R	13,950,300

Nuveen Investments	1

Portfolio of Investments December 31, 2013 (Unaudited)

Nuveen Preferred Securities Fund (continued)

Shares	Description (1)	Coupon		Ratings (2)	Value

	Insurance – 7.8%

113,570	Aegon N.V.	8.000%		Baa1	$3,201,538

386,648	Aegon N.V.	7.250%		Baa1	9,809,260

191,764	Aegon N.V.	6.375%		Baa1	4,489,195

381,180	Arch Capital Group Limited	6.750%		BBB	8,740,457

93,825	Aspen Insurance Holdings Limited	7.250%		BBB–	2,299,651

665,400	Aspen Insurance Holdings Limited	5.950%		BBB–	15,084,618

312,627	Axis Capital Holdings Limited	6.875%		BBB	7,371,745

4,100	Delphi Financial Group, Inc., (4)	7.376%		BBB–	101,219

405,781	Endurance Specialty Holdings Limited	7.500%		BBB–	10,270,317

237,876	Hartford Financial Services Group Inc.	7.875%		BB+	6,817,526

492,854	Maiden Holdings Limited	8.250%		BB	11,256,785

285,000	Reinsurance Group of America Inc.	6.200%		BBB	6,916,950
	Total Insurance				86,359,261

	Oil, Gas & Consumable Fuels – 0.6%

275,895	Nustar Logistics Limited Partnership	7.625%		Ba2	7,027,046

	U.S. Agency – 5.8%

210,200	AgriBank FCB, (4)	6.875%		A–	20,737,554

107,000	Cobank Agricultural Credit Bank, (4)	11.000%		A–	5,660,974

170,900	Cobank Agricultural Credit Bank, (4)	6.250%		A–	16,374,356

210,160	Farm Credit Bank of Texas, (4)	6.750%		Baa1	21,081,675
	Total U.S. Agency				63,854,559
	Total $25 Par (or similar) Retail Structures (cost $318,931,055)				328,129,827

Principal Amount (000)	Description (1)		Optional Call Provisions (5)	Ratings (2)	Value

	TAXABLE MUNICIPAL BONDS – 0.0%

	California – 0.0%

$20	California Municipal Finance Authority, Educational Facilities Revenue Bonds, OCEAA Project, Series 2008B, 11.000%, 10/01/14		No Opt. Call	N/R	$19,826
$20	Total Taxable Municipal Bonds (cost $20,000)				19,826

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 0.9%

	Insurance – 0.9%

$2,000	Nationwide Mutual Insurance Company, 144A	8.250%	12/01/31	A–	$2,453,242

3,500	Nationwide Mutual Insurance Company, 144A	7.875%	4/01/33	A–	4,267,802

733	Nationwide Mutual Insurance Company, 144A	9.375%	8/15/39	A–	1,027,908

2,000	Security Benefit Life Insurance Company, 144A	7.450%	10/01/33	BBB	2,065,865
$8,233	Total Corporate Bonds (cost $8,389,061)				9,814,817

2	Nuveen Investments

Principal Amount (000) Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL STRUCTURES – 67.0%

	Capital Markets – 1.5%

17,700	Deutsche Bank Capital Funding Trust V, 144A	4.901%	N/A (6)	BBB–	$16,682,250

	Commercial Banks – 16.4%

15,125	Abbey National Capital Trust I	8.963%	N/A (6)	BBB–	19,095,313

3,729	Banco Santander Finance	10.500%	N/A (6)	BB	3,853,688

2,600	Barclays PLC	8.250%	N/A (6)	BB+	2,684,500

9,149	Barclays Bank PLC, 144A	10.180%	6/12/21	A–	12,092,965

16,910	BNP Paribas, 144A	7.195%	N/A (6)	BBB	17,459,575

3,745	Commerzbank AG, 144A	8.125%	9/19/23	BB+	4,128,863

9,918	HSBC Capital Funding LP, Debt	10.176%	N/A (6)	BBB+	14,182,740

32,858	Rabobank Nederland, 144A	11.000%	N/A (6)	A–	43,495,778

1,000	Republic New York Capital I	7.750%	11/15/26	BBB+	1,011,000

6,992	Royal Bank of Scotland Group PLC	7.648%	N/A (6)	BB	7,306,640

2,836	Societe Generale	8.750%	N/A (6)	BBB–	2,999,070

730	Standard Chartered PLC, 144A	7.014%	N/A (6)	BBB+	770,150

40,622	Wells Fargo & Company	7.980%	N/A (6)	BBB+	45,293,529

6,665	Zions Bancorporation	7.200%	N/A (6)	BB	6,714,988
	Total Commercial Banks				181,088,799

	Diversified Financial Services – 12.4%

12,081	Bank of America Corporation	8.000%	N/A (6)	BB+	13,385,748

2,934	Bank of America Corporation	8.125%	N/A (6)	BB+	3,282,413

3,955	Citigroup Capital III	7.625%	12/01/36	BB+	4,390,050

610	Citigroup Inc.	5.950%	N/A (6)	BB+	564,464

5,540	Credit Suisse Group AG	7.500%	N/A (6)	BB+	5,851,625

8,500	Credit Suisse Guernsey	7.875%	2/24/41	BBB–	9,243,750

39,035	General Electric Capital Corporation	7.125%	N/A (6)	AA–	43,621,612

3,055	ING US Inc.	5.650%	5/15/53	Ba1	2,970,987

8,715	JP Morgan Chase & Company	6.000%	N/A (6)	BBB	8,333,719

41,175	JP Morgan Chase & Company	7.900%	N/A (6)	BBB	45,395,437
	Total Diversified Financial Services				137,039,805

	Electric Utilities – 0.2%

2,426	Electricite de France, 144A	5.250%	N/A (6)	A3	2,412,657

	Insurance – 29.6%

2,458	AG2R La Mondiale Vie	7.625%	N/A (6)	BBB–	2,604,757

7,600	AIG Life Holdings Inc.	8.500%	7/01/30	BBB	9,538,000

2,065	Allstate Corporation	5.750%	8/15/53	Baa1	2,080,488

4,085	American International Group, Inc.	8.175%	5/15/58	BBB	4,942,850

Nuveen Investments	3

Portfolio of Investments December 31, 2013 (Unaudited)

Nuveen Preferred Securities Fund (continued)

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Insurance (continued)

6,440	Aquarius & Investments PLC fbo SwissRe	8.250%	N/A (6)	N/R	$7,019,600

13,475	Aviva PLC, Reg S	8.250%	N/A (6)	BBB	14,755,125

4,451	AXA SA	8.600%	12/15/30	A3	5,480,294

45,919	Catlin Insurance Company Limited	7.249%	N/A (6)	BBB+	47,640,962

6,865	Cloverie PLC Zurich Insurance	8.250%	N/A (6)	A	7,933,194

2,900	Dai-Ichi Mutual Life, 144A	7.250%	N/A (6)	A3	3,356,750

62,430	Financial Security Assurance Holdings, 144A	6.400%	12/15/66	BBB	49,007,547

3,893	Friends Life Group PLC	7.875%	N/A (6)	BBB+	4,204,362

25,338	Glen Meadows Pass Through Trust	6.505%	2/12/67	BB+	24,451,170

1,600	Great West Life & Annuity Insurance Capital LP II, 144A	7.153%	5/16/46	A–	1,648,000

1,300	Lincoln National Corporation	7.000%	5/17/66	BBB	1,324,375

22,051	MetLife Capital Trust X, 144A	9.250%	4/08/38	BBB	28,335,535

13,095	Provident Financing Trust I	7.405%	3/15/38	Baa3	14,044,388

3,900	Prudential Financial Inc.	5.875%	9/15/42	BBB+	3,963,375

8,136	Prudential PLC	7.750%	N/A (6)	A–	8,786,880

30,323	QBE Capital Funding Trust II, 144A	7.250%	5/24/41	BBB	31,361,775

21,754	Symetra Financial Corporation, 144A	8.300%	10/15/37	BBB–	22,651,353

30,235	White Mountain Re Group	7.506%	N/A (6)	BB+	31,156,200
	Total Insurance				326,286,980

	Machinery – 0.6%

5,905	Stanley Black & Decker Inc.	5.750%	12/15/53	BBB+	6,215,013

	Real Estate Investment Trust – 2.4%

21,596	Sovereign Real Estate Investment Trust, 144A	12.000%	N/A (6)	Ba1	26,762,454

	U.S. Agency – 3.9%

24,600	Agstar Financial Services Inc., 144A	6.750%	N/A (6)	BB	24,254,063

15,750	Farm Credit Bank of Texas	10.000%	N/A (6)	Baa1	18,358,594
	Total U.S. Agency				42,612,657
	Total $1,000 Par (or similar) Institutional Structures (cost $702,725,902)				739,100,615
	Total Long-Term Investments (cost $1,030,066,018)				1,077,065,085

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 1.0%

$10,849	Repurchase Agreement with State Street Bank, dated 12/31/13, repurchase price $10,849,160, collateralized by $11,630,000 U.S. Treasury Notes, 1.250%, due 2/29/20, value $11,066,201	0.000%	1/02/14		$10,849,160

	Total Short-Term Investments (cost $10,849,160)				10,849,160
	Total Investments (cost $1,040,915,178) – 98.7%				1,087,914,245
	Other Assets Less Liabilities – 1.3% (7)				14,826,113
	Net Assets – 100%				$1,102,740,358

4	Nuveen Investments

Investments in Derivatives as of December 31, 2013

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (8)	Termination Date	Unrealized Appreciation (Depreciation) (7)
Barclays PLC	$50,000,000	Receive	3-Month USD-LIBOR	2.758%	Semi-Annually	11/06/14	11/06/34	$9,173,412

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$25 Par (or similar) Retail Structures	$264,174,049	$63,955,778	$—	$328,129,827
Taxable Municipal Bonds	—	19,826	—	19,826
Corporate Bonds	—	9,814,817	—	9,814,817
$1,000 Par (or similar) Institutional Structures	—	739,100,615	—	739,100,615
Short-Term Investments:
Repurchase Agreements	—	10,849,160	—	10,849,160
Derivatives:
Interest Rate Swaps*	—	9,173,412	—	9,173,412
Total	$264,174,049	$832,913,608	$—	$1,097,087,657
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2013, the cost of investments (excluding investments in derivatives) was $1,043,526,686.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of December 31, 2013, were as follows:

Gross unrealized:
Appreciation	$58,993,340
Depreciation	(14,605,781)
Net unrealized appreciation (depreciation) of investments	$44,387,559

Nuveen Investments	5

Portfolio of Investments December 31, 2013 (Unaudited)

Nuveen Preferred Securities Fund (continued)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	For fair value measurement disclosure purposes, $25 Par (or similar) Retail Structures classified as Level 2.

(5)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(6)	Perpetual security. Maturity date is not applicable.

(7)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

(8)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each contract.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

USD-LIBOR	United States Dollar – London Inter-Bank Offered Rate

6	Nuveen Investments

Consolidated Portfolio of

Investments December 31, 2013 (Unaudited)

Nuveen Gresham Diversified Commodity Strategy Fund

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SHORT-TERM INVESTMENTS – 93.7%

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 81.9%

$1,500	U.S. Treasury Bills	0.000%	1/09/14	Aaa	$1,499,997

1,650	U.S. Treasury Bills	0.000%	2/06/14	Aaa	1,649,975

1,500	U.S. Treasury Bills	0.000%	3/06/14	Aaa	1,499,862

1,970	U.S. Treasury Bills	0.000%	4/03/14	Aaa	1,969,651

2,000	U.S. Treasury Bills	0.000%	5/01/14	Aaa	1,999,652

1,450	U.S. Treasury Bills	0.000%	5/29/14	Aaa	1,449,659

1,800	U.S. Treasury Bills	0.000%	6/26/14	Aaa	1,799,278

500	U.S. Treasury Bills	0.000%	7/24/14	Aaa	499,782

1,000	U.S. Treasury Bills	0.000%	8/21/14	Aaa	999,551

1,500	U.S. Treasury Bills	0.000%	9/18/14	Aaa	1,499,190

1,100	U.S. Treasury Bills	0.000%	11/13/14	Aaa	1,099,038
15,970	Total U.S. Government and Agency Obligations				15,965,635

	REPURCHASE AGREEMENTS – 11.8%

405	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/13, repurchase price $405,305, collateralized by $425,000 U.S. Treasury Notes, 2.000%, due 11/30/20, value $414,906	0.000%	1/02/14	N/A	405,305

1,891	Repurchase Agreement with State Street Bank, dated 12/31/13, repurchase price $1,890,826, collateralized by $2,155,000 Federal Home Loan Mortgage Corporation Notes, 2.000%, due 1/30/23, value $1,930,111 (3)	0.000%	1/02/14	N/A	1,890,826
$2,296	Total Repurchase Agreements				2,296,131

	Total Short-Term Investments (cost $18,259,083)				18,261,766
	Other Assets Less Liabilities – 6.3%				1,224,934
	Net Assets – 100%				$19,486,700

Investments in Derivatives as of December 31, 2013 (4) Futures Contracts outstanding:
Commodity Group	Contract	Contract Position (5)	Contract Expiration	Number of Contracts	Notional Amount at Value	Unrealized Appreciation (Depreciation)

Energy	Crude Oil

	ICE Brent Crude Oil Futures Contract	Long	March 2014	21	$2,321,130	$86,334

	NYMEX WTI Crude Oil Futures Contract	Long	March 2014	13	1,281,150	11,612

	NYMEX WTI Crude Oil Futures Contract	Long	May 2014	7	685,930	8,325
	Total Crude Oil				4,288,210	106,271

Nuveen Investments	7

Consolidated Portfolio of Investments December 31, 2013 (Unaudited)

Nuveen Gresham Diversified Commodity Strategy Fund (continued)

Investments in Derivatives as of December 31, 2013 (continued) Futures Contracts outstanding (continued):
Commodity Group	Contract	Contract Position (5)	Contract Expiration	Number of Contracts	Notional Amount at Value	Unrealized Appreciation (Depreciation)

Energy (continued)	Gas Oil

	ICE Gas Oil Futures Contract	Long	February 2014	3	$283,050	$3,725

	Heating Oil

	NYMEX NY Harbor ULSD Futures Contract	Long	March 2014	6	769,558	9,479

	NYMEX NY Harbor ULSD Futures Contract	Long	May 2014	1	127,424	(1,348)
	Total Heating Oil				896,982	8,131

	Natural Gas

	NYMEX Natural Gas Futures Contract	Long	March 2014	12	503,160	33,172

	NYMEX Natural Gas Futures Contract	Long	April 2014	22	903,100	44,888
	Total Natural Gas				1,406,260	78,060

	Unleaded Gas

	NYMEX Gasoline RBOB Futures Contract	Long	March 2014	5	586,299	23,660
	Total Energy				7,460,801	219,847

Industrial Metals	Aluminum

	LME Primary Aluminum Futures Contract	Long	March 2014	19	852,506	(1,144)

	Copper

	CEC Copper High Grade Futures Contract	Long	May 2014	11	930,875	36,776

	LME Copper Futures Contract	Long	March 2014	5	920,719	19,269

	LME Copper Futures Contract	Short	March 2014	(4)	(736,575)	(24,869)

	LME Copper Futures Contract	Long	May 2014	4	734,900	24,050
	Total Copper				1,849,919	55,226

	Lead

	LME Lead Futures Contract	Long	March 2014	3	166,425	200

	Nickel

	LME Nickel Futures Contract	Long	March 2014	3	250,020	(10,422)

	Zinc

	LME Zinc Futures Contract	Long	March 2014	5	257,250	13,556

	LME Zinc Futures Contract	Short	March 2014	(2)	(102,900)	(650)

	LME Zinc Futures Contract	Long	May 2014	2	102,950	1,050
	Total Zinc				257,300	13,956
	Total Industrial Metals				3,376,170	57,816

Agriculturals	Corn

	CBOT Corn Futures Contract	Long	March 2014	40	844,000	(31,727)

8	Nuveen Investments

Investments in Derivatives as of December 31, 2013 (continued) Futures Contracts outstanding (continued):
Commodity Group	Contract	Contract Position (5)	Contract Expiration	Number of Contracts	Notional Amount at Value	Unrealized Appreciation (Depreciation)

Agriculturals (continued)	Soybean Meal

	CBOT Soybean Meal Futures Contract	Long	March 2014	6	$250,200	$3,801

	CBOT Soybean Meal Futures Contract	Long	May 2014	4	163,040	4,350
	Total Soybean Meal				413,240	8,151

	Soybean Oil

	CBOT Soybean Oil Futures Contract	Long	March 2014	11	258,258	(15,812)

	Soybeans

	CBOT Soybean Futures Contract	Long	March 2014	10	646,250	(7,007)

	CBOT Soybean Futures Contract	Long	May 2014	7	446,950	5,965
	Total Soybeans				1,093,200	(1,042)

	Wheat

	CBOT KC HRW Wheat Futures Contract	Long	March 2014	2	64,050	(6,800)

	CBOT KC HRW Wheat Futures Contract	Long	May 2014	1	32,150	(3,037)

	CBOT Wheat Futures Contract	Long	March 2014	8	242,100	(25,249)

	CBOT Wheat Futures Contract	Long	May 2014	6	183,600	(8,332)

	MGEX Red Spring Wheat Futures Contract	Long	March 2014	9	285,862	(33,586)
	Total Wheat				807,762	(77,004)
	Total Agriculturals				3,416,460	(117,434)

Precious Metals	Gold

	CEC Gold Futures Contract	Long	February 2014	15	1,803,450	(221,221)

	Palladium

	NYMEX Palladium Futures Contract	Long	March 2014	1	71,830	(2,963)

	Platinum

	NYMEX Platinum Futures Contract	Long	April 2014	2	137,380	(570)

	Silver

	CEC Silver Futures Contract	Long	March 2014	5	484,250	(89,263)
	Total Precious Metals				2,496,910	(314,017)

Foods & Fibers	Cocoa

	ICE Cocoa Futures Contract	Long	March 2014	3	81,270	2,264

	Coffee

	ICE Coffee C Futures Contract	Long	March 2014	3	124,537	3,661

	LIFFE Coffee Robusta Futures Contract	Long	March 2014	5	84,150	(520)
	Total Coffee				208,687	3,141

Nuveen Investments	9

Consolidated Portfolio of Investments December 31, 2013 (Unaudited)

Nuveen Gresham Diversified Commodity Strategy Fund (continued)

Investments in Derivatives as of December 31, 2013 (continued) Futures Contracts outstanding (continued):
Commodity Group	Contract	Contract Position (5)	Contract Expiration	Number of Contracts	Notional Amount at Value	Unrealized Appreciation (Depreciation)

Foods & Fibers (continued)	Cotton

	ICE Cotton Futures Contract	Long	March 2014	3	$126,960	$9,082

	ICE Cotton Futures Contract	Long	May 2014	3	126,600	4,264
	Total Cotton				253,560	13,346

	Sugar

	ICE Sugar Futures Contract	Long	March 2014	14	257,309	(17,112)

	ICE Sugar Futures Contract	Long	May 2014	6	111,283	(15,894)
	Total Sugar				368,592	(33,006)
	Total Foods & Fibers				912,109	(14,255)

Livestock	Feeder Cattle

	CME Feeder Cattle Futures Contract	Long	March 2014	3	251,100	2,810

	Lean Hogs

	CME Lean Hogs Futures Contract	Long	February 2014	9	307,530	(15,930)

	CME Lean Hogs Futures Contract	Long	April 2014	4	145,080	253
	Total Lean Hogs				452,610	(15,677)

	Live Cattle

	CME Live Cattle Futures Contract	Long	February 2014	7	376,950	2,530

	CME Live Cattle Futures Contract	Long	April 2014	12	649,440	1,978
	Total Live Cattle				1,026,390	4,508
	Total Livestock				1,730,100	(8,359)
	Total Futures Contracts outstanding				$19,392,550	$(176,402)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

10	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Short-Term Investments:
U.S. Government and Agency Obligations	$—	$15,965,635	$—	$15,965,635
Repurchase Agreements	—	2,296,131	—	2,296,131
Derivatives:
Futures Contracts*	(176,402)	—	—	(176,402)
Total	$(176,402)	$18,261,766	$—	$18,085,364
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Consolidated Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31,2013, the cost of investments (excluding investments in derivatives) was $18,259,083.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of December 31, 2013, were as follows:

Gross unrealized:
Appreciation	$2,683
Depreciation	—
Net unrealized appreciation (depreciation) of investments	$2,683

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Consolidated Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. rating.

(3)	As of the end of the reporting period, repurchase agreement was held at the Subsidiary level.

(4)	As of the end of the reporting period, 100% of the Fund’s investments in derivatives are held by the Subsidiary.

(5)	The Fund expects to invest only in long futures contracts. Some short futures positions arise in futures contracts traded on the London Metal Exchange (“LME”) solely as the result of closing existing long LME futures positions. For every short LME futures contract outstanding, the Fund had previously entered into a long LME futures contract. The London Clearing House is the counterparty for both the long and short position.

N/A	Not applicable.

CBOT	Chicago Board of Trade

CEC	Commodities Exchange Center

CME	Chicago Mercantile Exchange

HRW	Hard Red Winter

ICE	Intercontinental Exchange

KC	Kansas City

LIFFE	London International Financial Futures Exchange

LME	London Metal Exchange

MGEX	Minneapolis Grain Exchange

NY Harbor ULSD	New York Harbor Ultra-Low Sulfur Diesel

NYMEX	New York Mercantile Exchange

RBOB	Reformulated Gasoline Blendstock for Oxygen Blending

WTI	West Texas Intermediate

Nuveen Investments	11

Consolidated Portfolio of

Investments December 31, 2013 (Unaudited)

Nuveen Gresham Long/Short Commodity Strategy Fund

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SHORT-TERM INVESTMENTS – 95.7%

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 80.4%

$565	U.S. Treasury Bills	0.000%	1/09/14	Aaa	$564,999

500	U.S. Treasury Bills	0.000%	2/06/14	Aaa	499,992

575	U.S. Treasury Bills	0.000%	3/06/14	Aaa	574,947

610	U.S. Treasury Bills	0.000%	4/03/14	Aaa	609,892

650	U.S. Treasury Bills	0.000%	5/01/14	Aaa	649,887

1,600	U.S. Treasury Bills	0.000%	5/29/14	Aaa	1,599,624

650	U.S. Treasury Bills	0.000%	6/26/14	Aaa	649,739

1,000	U.S. Treasury Bills	0.000%	9/18/14	Aaa	999,460

300	U.S. Treasury Bills	0.000%	11/13/14	Aaa	299,738
6,450	Total U.S. Government and Agency Obligations				6,448,278

	REPURCHASE AGREEMENTS – 15.3%

314	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/13, repurchase price $314,193, collateralized by $330,000 U.S. Treasury Notes, 2.000%, due 11/30/20, value $322,163	0.000%	1/02/14	N/A	314,193

911	Repurchase Agreement with State Street Bank, dated 12/31/13, repurchase price $910,843, collateralized by $1,040,000 Federal Home Loan Mortgage Corporation Notes, 2.000%, due 1/30/23, value $931,469 (3)	0.000%	1/02/14	N/A	910,843
$1,225	Total Repurchase Agreements				1,225,036

	Total Short-Term Investments (cost $7,672,194)				7,673,314
	Other Assets Less Liabilities – 4.3%				346,739
	Net Assets – 100%				$8,020,053

Investments in Derivatives as of December 31, 2013 (4)

Futures Contracts outstanding:

Commodity Group	Contract	Contract Position (5)	Contract Expiration	Number of Contracts	Notional Amount at Value*	Unrealized Appreciation (Depreciation)

Energy	Crude Oil

	ICE Brent Crude Oil Futures Contract	Long	February 2014	4	$443,200	$19,531

	ICE Brent Crude Oil Futures Contract	Long	March 2014	3	331,590	(60)
	Total Crude Oil				774,790	19,471

	Gas Oil

	ICE Gas Oil Futures Contract	Long	February 2014	1	94,350	2,400

	Heating Oil

	NYMEX NY Harbor ULSD Futures Contract	Long	February 2014	2	257,477	4,822

12	Nuveen Investments

Investments in Derivatives as of December 31, 2013 (continued)

Futures Contracts outstanding (continued):

Commodity Group	Contract	Contract Position (5)	Contract Expiration	Number of Contracts	Notional Amount at Value*	Unrealized Appreciation (Depreciation)

Energy (continued)	Natural Gas

	NYMEX Natural Gas Futures Contract	Long	February 2014	13	$549,900	$14,170

	Unleaded Gas

	NYMEX Gasoline RBOB Futures Contract	Long	February 2014	3	351,023	8,975
	Total Energy				2,027,540	49,838

Industrial Metals	Aluminum

	LME Primary Aluminum Futures Contract	Long	January 2014	8	352,350	8,650

	LME Primary Aluminum Futures Contract	Short	January 2014	(8)	(352,350)	14,850

	LME Primary Aluminum Futures Contract	Short	February 2014	(8)	(356,050)	(8,750)
	Total Aluminum				(356,050)	14,750

	Copper

	CEC Copper High Grade Futures Contract	Long	March 2014	5	424,563	16,642

	LME Copper Futures Contract	Long	January 2014	4	737,275	26,300

	LME Copper Futures Contract	Short	January 2014	(4)	(737,275)	(40,275)

	LME Copper Futures Contract	Long	February 2014	4	736,925	20,125

	LME Copper Futures Contract	Short	February 2014	(2)	(368,462)	(19,687)
	Total Copper				793,026	3,105

	Lead

	LME Lead Futures Contract	Long	January 2014	2	109,875	3,837

	LME Lead Futures Contract	Short	January 2014	(2)	(109,875)	(5,100)

	LME Lead Futures Contract	Long	February 2014	2	110,525	2,200

	LME Lead Futures Contract	Short	February 2014	(1)	(55,262)	(3,675)
	Total Lead				55,263	(2,738)

	Nickel

	LME Nickel Futures Contract	Long	January 2014	2	166,116	(2,142)

	LME Nickel Futures Contract	Short	January 2014	(2)	(166,116)	924

	LME Nickel Futures Contract	Long	February 2014	2	166,404	(2,832)

	LME Nickel Futures Contract	Short	February 2014	(1)	(83,202)	(2,166)
	Total Nickel				83,202	(6,216)

	Zinc

	LME Zinc Futures Contract	Long	January 2014	4	204,500	14,450

	LME Zinc Futures Contract	Short	January 2014	(4)	(204,500)	(15,700)

	LME Zinc Futures Contract	Long	February 2014	4	205,250	9,650

	LME Zinc Futures Contract	Short	February 2014	(2)	(102,625)	(8,975)
	Total Zinc				102,625	(575)
	Total Industrial Metals				678,066	8,326

Nuveen Investments	13

Consolidated Portfolio of Investments December 31, 2013 (Unaudited)

Nuveen Gresham Long/Short Commodity Strategy Fund (continued)

Investments in Derivatives as of December 31, 2013 (continued)

Futures Contracts outstanding (continued):

Commodity Group	Contract	Contract Position (5)	Contract Expiration	Number of Contracts	Notional Amount at Value*	Unrealized Appreciation (Depreciation)

Agriculturals	Corn

	CBOT Corn Futures Contract	Short	March 2014	(18)	$(379,800)	$7,875

	Soybean Meal

	CBOT Soybean Meal Futures Contract	Long	March 2014	4	166,800	(3,520)

	Soybean Oil

	CBOT Soybean Oil Futures Contract	Short	March 2014	(5)	(117,390)	5,190

	Soybeans

	CBOT Soybean Futures Contract	Long	March 2014	7	452,375	(10,063)

	Wheat

	CBOT KC HRW Wheat Futures Contract	Short	March 2014	(2)	(64,050)	8,500

	CBOT Wheat Futures Contract	Short	March 2014	(5)	(151,313)	17,250

	MGEX Red Spring Wheat Futures Contract	Short	March 2014	(2)	(63,525)	9,438
	Total Wheat				(278,888)	35,188
	Total Agriculturals				(156,903)	34,670

Precious Metals	Gold

	CEC Gold Futures Contract	Short	February 2014	(7)	(841,610)	81,130

	Platinum

	NYMEX Platinum Futures Contract	Short	April 2014	(1)	(68,690)	(725)

	Silver

	CEC Silver Futures Contract	Short	March 2014	(3)	(290,550)	3,300
	Total Precious Metals				(1,200,850)	83,705

Foods & Fibers	Cocoa

	ICE Cocoa Futures Contract	Long	March 2014	1	27,090	860

	Coffee

	ICE Coffee C Futures Contract	Short	March 2014	(1)	(41,513)	(1,613)

	LIFFE Coffee Robusta Futures Contract	Short	March 2014	(2)	(33,660)	250
	Total Coffee				(75,173)	(1,363)

	Cotton

	ICE Cotton Futures Contract	Short	March 2014	(2)	(84,640)	230

	Sugar

	ICE Sugar Futures Contract	Short	March 2014	(8)	(147,034)	6,182
	Total Foods & Fibers				(279,757)	5,909

Livestock	Feeder Cattle

	CME Feeder Cattle Futures Contract	Long	March 2014	1	83,700	1,138

14	Nuveen Investments

Investments in Derivatives as of December 31, 2013 (continued)

Futures Contracts outstanding (continued):

Commodity Group	Contract	Contract Position (5)	Contract Expiration	Number of Contracts	Notional Amount at Value*	Unrealized Appreciation (Depreciation)

Livestock (continued)	Lean Hogs

	CME Lean Hogs Futures Contract	Short	February 2014	(5)	$(170,850)	$4,356

	Live Cattle

	CME Live Cattle Futures Contract	Long	February 2014	7	376,950	5,479
	Total Livestock				289,800	10,973
	Total Futures Contracts outstanding				$1,357,896	$193,421

	* The aggregate Notional Amount at Value for long and short futures contracts outstanding is $6,348,238 and $(4,990,342), respectively.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Short-Term Investments:
U.S. Government and Agency Obligations	$—	$6,448,278	$—	$6,448,278
Repurchase Agreements	—	1,225,036	—	1,225,036
Derivatives:
Futures Contracts*	193,421	—	—	193,421
Total	$193,421	$7,673,314	$—	$7,866,735
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Consolidated Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31,2013, the cost of investments (excluding investments in derivatives) was $7,672,194.

Nuveen Investments	15

Consolidated Portfolio of Investments December 31, 2013 (Unaudited)

Nuveen Gresham Long/Short Commodity Strategy Fund (continued)

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of December 31, 2013, were as follows:

Gross unrealized:
Appreciation	$1,120
Depreciation	—
Net unrealized appreciation (depreciation) of investments	$1,120

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Consolidated Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. rating.

(3)	As of the end of the reporting period, repurchase agreement was held at the Subsidiary level.

(4)	As of the end of the reporting period, 100% of the Fund’s investments in derivatives are held by the Subsidiary.

(5)	Some short futures positions arise in futures contracts traded on the London Metal Exchange (“LME”) solely as the result of closing existing long LME futures positions. The London Clearing House is the counterparty for both the long and short position.

N/A	Not applicable.

CBOT	Chicago Board of Trade

CEC	Commodities Exchange Center

CME	Chicago Mercantile Exchange

HRW	Hard Red Winter

ICE	Intercontinental Exchange

KC	Kansas City

LIFFE	London International Financial Futures Exchange

LME	London Metal Exchange

MGEX	Minneapolis Grain Exchange

NY Harbor ULSD	New York Harbor Ultra-Low Sulfur Diesel

NYMEX	New York Mercantile Exchange

RBOB	Reformulated Gasoline Blendstock for Oxygen Blending

16	Nuveen Investments

Portfolio of Investments December 31, 2013 (Unaudited)

Nuveen NWQ Flexible Income Fund

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 98.4%

	COMMON STOCKS – 13.3%

	Automobiles – 0.5%

11,900	Ford Motor Company	$183,617

	Capital Markets – 3.4%

22,900	Ares Capital Corporation	406,933

5,200	FBR Capital Markets Corporation, (2)	137,176

6,100	Golub Capital BDC Inc.	116,571

14,894	Medley Capital Corporation	206,282

22,300	TCP Capital Corporation	374,194
	Total Capital Markets	1,241,156

	Commercial Banks – 1.2%

9,500	Wells Fargo & Company	431,300

	Communications Equipment – 0.2%

7,200	Ericsson LM Telefonaktiebolaget	88,128

	Diversified Financial Services – 0.5%

3,900	Citigroup Inc.	203,229

	Diversified Telecommunication Services – 0.5%

6,100	CenturyLink Inc.	194,285

	Energy Equipment & Services – 0.5%

3,300	Baker Hughes Incorporated	182,358

	Food Products – 0.5%

24,000	Orkla ASA, (10)	189,360

	Hotels, Restaurants & Leisure – 0.6%

5,900	Norwegian Cruise Line Holdings Limited, (2)	209,273

	Insurance – 1.0%

7,500	American International Group	382,875

	Life Sciences Tools & Services – 1.2%

3,500	Bio-Rad Laboratories Inc., Class A, (2)	432,635

	Machinery – 0.6%

4,500	Woodward Governor Company	205,245

	Oil, Gas & Consumable Fuels – 1.1%

6,100	Canadian Natural Resources Limited, (6)	206,424

3,100	Tesoro Corporation	181,350
	Total Oil, Gas & Consumable Fuels	387,774

Nuveen Investments	17

Portfolio of Investments December 31, 2013 (Unaudited)

Nuveen NWQ Flexible Income Fund (continued)

Shares	Description (1)			Value

	Pharmaceuticals – 0.5%

4,600	Teva Pharmaceutical Industries Limited, Sponsored ADR			$184,368

	Semiconductors & Equipment – 1.0%

14,100	Microsemi Corporation, (2)			351,795
	Total Common Stocks (cost $4,629,716)			4,867,398

Shares	Description (1)	Coupon	Ratings (3)	Value

	PREFERRED STOCKS – 0.9%

	Real Estate Investment Trust – 0.9%

3,800	Hospitality Properties Trust	7.125%	Baa3	$87,894

1,200	Kite Realty Group Trust	8.250%	N/A	30,300

7,500	Penn Real Estate Investment Trust	7.375%	N/A	177,975

1,100	Sunstone Hotel Investors Inc.	8.000%	N/A	27,390
	Total Preferred Stocks (cost $346,492)			323,559

Shares	Description (1)	Coupon	Ratings (3)	Value

	CONVERTIBLE PREFERRED SECURITIES – 0.4%

	Real Estate Investment Trust – 0.4%

6,200	American Homes 4 Rent, (2)	5.000%	N/R	$150,970
	Total Convertible Preferred Securities (cost $155,000)			150,970

Shares	Description (1)	Coupon	Ratings (3)	Value

	$25 PAR (OR SIMILAR) RETAIL STRUCTURES – 69.5%

	Capital Markets – 10.8%

7,500	Affiliated Managers Group Inc.	6.375%	BBB	$170,625

15,500	Allied Capital Corporation	6.875%	BBB	353,710

20,000	Apollo Investment Corporation	6.625%	BBB	412,400

5,000	BGC Partners Inc.	8.125%	BBB–	129,400

8,950	Fifth Street Finance Corporation	5.875%	BBB–	195,110

11,151	Goldman Sachs Group Inc., Series 2004-4 (CORTS)	6.000%	Baa3	243,649

9,955	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%	Baa3	218,114

7,625	Hercules Technology Growth Capital Incorporated	7.000%	N/R	193,675

6,892	Hercules Technology Growth Capital Incorporated	7.000%	N/A	176,091

12,500	Ladenburg Thalmann Financial Services Inc.	8.000%	N/R	296,250

14,450	Medley Capital Corporation	6.125%	N/R	323,102

14,975	MVC Capital Incorporated	7.250%	N/A	378,568

7,200	Oxford Lane Capital Corporation	7.500%	N/R	164,880

200	Saratoga Investment Corporation	7.500%	N/R	5,078

18,150	Solar Capital Limited	6.750%	BBB–	366,086

14,250	Triangle Capital Corporation	6.375%	N/A	339,293
	Total Capital Markets			3,966,031

18	Nuveen Investments

Shares	Description (1)	Coupon	Ratings (3)	Value

	Commercial Banks – 8.4%

2,600	AgriBank FCB, (4)	6.875%	A–	$256,506

10,100	Boston Private Financial Holdings Inc.	6.950%	N/R	215,635

7,700	City National Corporation, (2)	6.750%	Baa2	202,356

2,400	Fifth Third Bancorp., (2)	6.625%	BBB–	59,928

9,625	First Horizon National Corporation	6.200%	Ba3	195,388

5,957	First Niagara Finance Group	8.625%	BB+	165,962

8,000	First Republic Bank of San Francisco	6.200%	BBB	177,200

14,300	FNB Corporation	7.250%	Ba3	370,370

5,900	Morgan Stanley	7.125%	BB+	154,226

9,712	Private Bancorp Incorporated	7.125%	N/A	231,146

7,508	Regions Financial Corporation	6.375%	BB	166,302

1,266	Taylor Capital Group	8.000%	N/R	32,916

6,668	TCF Financial Corporation	7.500%	BB	165,366

9,176	TCF Financial Corporation	6.450%	BB	194,531

7,125	Texas Capital Bancshares Inc.	6.500%	BB	152,475

2,875	Texas Capital Bancshares	6.500%	BB+	60,490

2,000	U.S. Bancorp.	6.500%	BBB+	52,600

9,775	Webster Financial Corporation	6.400%	Ba1	209,185

880	Zions Bancorporation	7.900%	BB	23,602
	Total Commercial Banks			3,086,184

	Consumer Finance – 2.4%

7,000	Discover Financial Services	6.500%	BB	161,280

7,500	GMAC Capital Trust I	8.125%	B	200,550

9,319	HSBC Finance Corporation	6.360%	BBB+	213,405

15,000	SLM Corporation	6.000%	BBB–	278,850
	Total Consumer Finance			854,085

	Diversified Financial Services – 4.2%

7,000	Citigroup Inc.	7.125%	BB+	181,580

3,700	Intl FCStone Inc.	8.500%	N/R	93,980

6,556	KCAP Financial Inc.	7.375%	N/A	168,686

17,175	KKR Financial Holdings LLC	7.375%	BB+	413,918

14,500	Main Street Capital Corporation	6.125%	N/R	334,225

14,500	PennantPark Investment Corporation	6.250%	BBB–	332,195
	Total Diversified Financial Services			1,524,584

	Diversified Telecommunication Services – 1.0%

10,000	Qwest Corporation	7.375%	BBB–	231,300

7,650	Qwest Corporation	6.125%	BBB–	144,968
	Total Diversified Telecommunication Services			376,268

Nuveen Investments	19

Portfolio of Investments December 31, 2013 (Unaudited)

Nuveen NWQ Flexible Income Fund (continued)

Shares	Description (1)	Coupon	Ratings (3)	Value

	Health Care Providers & Services – 0.9%

12,400	Adcare Health Systems Inc.	10.875%	N/R	$341,000

	Household Durables – 0.7%

10,000	Pitney Bowes Incorporated	6.700%	BBB	244,700

	Insurance – 9.1%

100	Allstate Corporation	6.750%	BBB–	2,565

5,925	American Financial Group	7.000%	BBB+	151,562

5,095	American Financial Group	6.375%	BBB+	120,650

818	Arch Capital Group Limited	6.750%	BBB	18,757

17,400	Argo Group US Inc.	6.500%	BBB–	349,044

8,325	Aspen Insurance Holdings Limited	7.401%	BBB–	211,039

6,732	Aspen Insurance Holdings Limited	7.250%	BBB–	165,001

7,025	Axis Capital Holdings Limited	6.875%	BBB	165,650

5,000	Endurance Specialty Holdings Limited	7.750%	BBB–	127,900

13,853	Endurance Specialty Holdings Limited	7.500%	BBB–	350,619

11,700	Hanover Insurance Group	6.350%	Ba1	244,062

16,898	Maiden Holdings NA Limited	8.000%	BBB–	379,191

8,900	Maiden Holdings NA Limited	7.750%	BBB–	184,141

7,500	MetLife Inc.	6.500%	Baa2	186,750

840	PartnerRe Limited	7.250%	BBB+	21,252

4,865	Principal Financial Group	6.518%	BBB	115,544

9,840	Protective Life Corporation	6.000%	BBB	208,706

4,725	Reinsurance Group of America Inc.	6.200%	BBB	114,676

10,000	Selective Insurance Group	5.875%	BBB+	197,700
	Total Insurance			3,314,809

	Marine – 0.9%

7,666	Costamare Inc.	7.625%	N/R	177,085

1,470	International Shipholding Corporation	9.000%	N/R	149,205
	Total Marine			326,290

	Oil, Gas & Consumable Fuels – 4.8%

1,000	Callon Petroleum Company	10.000%	N/R	46,950

8,680	Magnum Hunter Resources Corporation	8.000%	N/A	414,029

8,300	Miller Energy Resources Inc.	10.500%	N/A	182,185

14,170	Nustar Logistics Limited Partnership	7.625%	Ba2	360,910

16,729	Teekay Offshore Partners LP	7.250%	N/R	414,879

8,500	Tsakos Energy Navigation Limited	8.875%	N/R	197,880

5,254	Vanguard Natural Resources LLC	7.875%	N/R	135,343
	Total Oil, Gas & Consumable Fuels			1,752,176

20	Nuveen Investments

Shares	Description (1)	Coupon	Ratings (3)	Value

	Real Estate Investment Trust – 23.7%

10,425	AG Mortgage Investment Trust	8.000%	N/A	$225,597

10,000	Annaly Capital Management	7.625%	N/A	221,500

10,000	Apollo Commercial Real Estate Finance	8.625%	N/A	248,500

15,916	Apollo Residential Mortgage Inc.	8.000%	N/A	342,990

9,825	Arbor Realty Trust Incorporated	8.250%	N/R	234,818

3,200	Arbor Realty Trust Incorporated	7.750%	N/A	72,352

6,861	Ashford Hospitality Trust Inc.	9.000%	N/A	181,885

1,900	Campus Crest Communities	8.000%	N/A	46,930

10,814	CBL & Associates Properties Inc.	7.375%	BB	256,833

14,521	Cedar Shopping Centers Inc., Series B	7.250%	N/A	333,983

7,718	Chesapeake Lodging Trust	7.750%	N/A	189,786

1,600	CommomWealth REIT	7.250%	Ba1	34,880

8,225	Coresite Realty Corporation	7.250%	N/A	185,721

5,965	CYS Investments Inc.	7.500%	N/R	118,047

9,858	DDR Corporation	6.500%	Baa3	214,904

15,550	Digital Realty Trust Inc.	7.000%	Baa3	337,591

900	Duke Realty Corporation, Series L	6.600%	Baa3	20,385

15,500	Dupont Fabros Technology	7.875%	Ba2	371,070

50	Dupont Fabros Technology	7.625%	Ba2	1,139

6,100	Dynex Capital Inc.	8.500%	N/A	138,897

3,000	Dynex Capital Inc.	7.625%	N/R	61,470

6,700	First Potomac Realty Trust	7.750%	N/R	161,805

5,700	Hatteras Financial Corporation	7.625%	N/A	117,762

3,957	Hersha Hospitality Trust	6.875%	N/R	92,000

7,398	Inland Real Estate Corporation	8.125%	N/R	189,019

10,000	Invesco Mortgage Capital Inc.	7.750%	N/A	214,700

10,600	Kennedy-Wilson Inc.	7.750%	BB–	258,534

11,223	MFA Financial Inc.	8.000%	N/A	274,964

7,400	MFA Financial Inc.	7.500%	N/A	162,060

4,032	New York Mortgage Trust Inc.	7.750%	N/R	81,043

9,089	Northstar Realty Finance Corporation	8.875%	N/A	217,227

7,712	Northstar Realty Finance Corporation	8.250%	N/R	174,985

9,975	Pebblebrook Hotel Trust	6.500%	N/R	203,091

7,500	Penn Real Estate Investment Trust	8.250%	N/A	189,525

19,300	Rait Financial Trust	7.750%	N/R	432,320

11,776	Retail Properties of America	7.000%	N/A	248,474

9,045	Sabra Health Care Real Estate Investment Trust	7.125%	B3	212,196

10,000	Senior Housing Properties Trust	5.625%	BBB–	202,700

7,050	Strategic Hotel Capital Inc., Series B	8.250%	N/R	167,297

Nuveen Investments	21

Portfolio of Investments December 31, 2013 (Unaudited)

Nuveen NWQ Flexible Income Fund (continued)

Shares	Description (1)	Coupon		Ratings (3)	Value

	Real Estate Investment Trust (continued)

12,700	Strategic Hotel Capital Inc., Series C	8.250%		N/R	$301,371

6,373	Summit Hotel Properties Inc.	7.875%		N/A	151,932

5,000	Taubman Centers Incorporated, Series K	6.250%		N/R	99,250

8,500	Urstadt Biddle Properties	7.125%		N/A	195,755

10,299	Winthrop Realty Trust Inc.	9.250%		N/R	271,997

8,850	Winthrop Realty Trust Inc.	7.750%		N/A	223,020
	Total Real Estate Investment Trust				8,682,305

	Thrifts & Mortgage Finance – 1.3%

10,000	Astoria Financial Corporation	6.500%		BB	219,500

10,800	Everbank Financial Corporation	6.750%		N/A	229,068

1,500	Federal Agricultural Mortgage Corporation	5.875%		N/A	28,380
	Total Thrifts & Mortgage Finance				476,948

	U.S. Agency – 1.3%

250	Cobank Agricultural Credit Bank, 144A, (4)	6.250%		A–	23,953

2,875	Cobank Agricultural Credit Bank, (4)	6.125%		A–	234,942

2,250	Farm Credit Bank of Texas, 144A, (4)	6.750%		Baa1	225,703
	Total U.S. Agency				484,598
	Total $25 Par (or similar) Retail Structures (cost $27,610,888)				25,429,978

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CONVERTIBLE BONDS – 0.7%

	Diversified Financial Services – 0.2%

$75	ING US Inc.	5.650%	5/15/53	Ba1	$72,937

	Oil, Gas & Consumable Fuels – 0.5%

200	DCP Midstream LLC	5.850%	5/21/43	Baa3	186,000
$275	Total Convertible Bonds (cost $254,120)				258,937

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 8.8%

	Capital Markets – 0.1%

$25	Walter Investment Management Corporation, 144A	7.875%	12/15/21	B	$25,312

	Commercial Services & Supplies – 2.2%

350	Iron Mountain Inc.	5.750%	8/15/24	B1	324,625

230	RR Donnelley & Son Company	8.250%	3/15/19	BB–	263,350

180	RR Donnelley & Son Company	7.875%	3/15/21	BB–	199,800
760	Total Commercial Services & Supplies				787,775

	Diversified Financial Services – 2.7%

200	Fly Leasing Limited	6.750%	12/15/20	BB	202,500

22	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Diversified Financial Services (continued)

$225	Icahn Enterprises Finance, 144A	6.000%	8/01/20	BBB–	$231,750

550	Jefferies Finance LLC Corporation, 144A	7.375%	4/01/20	B+	572,000
975	Total Diversified Financial Services				1,006,250

	Diversified Telecommunication Services – 2.4%

900	Frontier Communications Corporation	7.125%	1/15/23	Ba2	888,750

	Oil, Gas & Consumable Fuels – 1.4%

255	Breitburn Energy Partners LP	7.875%	4/15/22	B–	265,200

250	Vanguard Natural Resources Finance	7.875%	4/01/20	B	262,500
505	Total Oil, Gas & Consumable Fuels				527,700
$3,165	Total Corporate Bonds (cost $3,156,520)				3,235,787

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL STRUCTURES – 4.5%

	Commercial Banks – 0.8%

$300	Zions Bancorporation	7.200%	N/A (5)	BB	$302,250

	Diversified Financial Services – 1.4%

100	General Electric Capital Corporation	6.250%	N/A (5)	AA–	103,250

450	JPMorgan Chase & Company	5.150%	N/A (5)	BBB	403,875
550	Total Diversified Financial Services				507,125

	Insurance – 2.3%

100	Liberty Mutual Group, 144A	7.800%	3/15/37	Baa3	107,500

3	Prudential PLC	7.750%	N/A (5)	A–	3,240

300	StanCorp Financial Group Inc.	6.900%	6/01/67	BBB–	298,125

18	Symetra Financial Corporation, 144A	8.300%	10/15/37	BBB–	18,743

400	XL Capital Ltd	6.500%	N/A (5)	BBB	393,500
821	Total Insurance				821,108
$1,671	Total $1,000 Par (or similar) Institutional Structures (cost $1,623,344)				1,630,483

Shares	Description (1), (7)				Value

	INVESTMENT COMPANIES – 0.3%

1,200	Cushing Royalty and Income Fund				$20,364

19,000	MFS Intermediate Income Trust				98,420
	Total Investment Companies (cost $120,551)				118,784
	Total Long-Term Investments (cost $37,896,631)				36,015,896

Nuveen Investments	23

Portfolio of Investments December 31, 2013 (Unaudited)

Nuveen NWQ Flexible Income Fund (continued)

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.7%

$622	Repurchase Agreement with State Street Bank, dated 12/31/13, repurchase price $622,056, collateralized by $670,000 U.S. Treasury Notes, 1.250%, due 2/29/20, value $637,520	0.000%	1/02/14	$622,056

	Total Short-Term Investments (cost $622,056)			622,056
	Total Investments (cost $38,518,687) – 100.1%			36,637,952
	Other Assets Less Liabilities – (0.1)% (8)			(20,674)
	Net Assets – 100%			$36,617,278

Investments in Derivatives as of December 31, 2013

Options Written outstanding:

Number of Contracts	Type	Notional Amount (9)	Expiration Date	Strike Price	Value (8)

(61)	Canadian Natural Resources Limited	$(207,400)	1/18/14	$34	$(3,355)
(61)	Total Options Written (premiums received $3,131)	$(207,400)			$(3,355)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$4,678,038	$189,360	$—	$4,867,398
Preferred Stocks	323,559	—	—	323,559
Convertible Preferred Securities	150,970	—	—	150,970
$25 Par (or similar) Retail Structures	24,688,874	741,104	—	25,429,978
Convertible Bonds	—	258,937	—	258,937
Corporate Bonds	—	3,235,787	—	3,235,787
$1,000 Par (or similar) Institutional Structures	—	1,630,483	—	1,630,483
Investment Companies	118,784	—	—	118,784
Short-Term Investments:
Repurchase Agreements	—	622,056	—	622,056
Derivatives:
Options Written	(3,355)	—	—	(3,355)
Total	$29,956,870	$6,677,727	$—	$36,634,597

24	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2013, the cost of investments (excluding investments in derivatives) was $38,519,992.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of December 31, 2013, were as follows:

Gross unrealized:
Appreciation	$443,627
Depreciation	(2,325,667)
Net unrealized appreciation (depreciation) of investments	$(1,882,040)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	For fair value measurement disclosure purposes, $25 Par (or similar) Retail Structures classified as Level 2.

(5)	Perpetual security. Maturity date is not applicable.

(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(7)	A copy of the most recent financial statements for the investment companies in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(8)	Other Assets Less Liabilities includes the Value of derivative instruments as noted within Investments in Derivatives as of the end of the reporting period.

(9)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

(10)	For fair value measurement disclosure purposes, Common Stocks classified as Level 2.

N/A	Not applicable.

ADR	American Depositary Receipt.

CORTS	Corporate Backed Trust Securities.

PPLUS	PreferredPlus Trust.

REIT	Real Estate Investment Trust.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Nuveen Investments	25

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust V

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: February 28, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: February 28, 2014